                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
                       Certified Shareholder Report of
                  Registered Management Investment Companies

                                   811-4533

                     (Investment Company Act File Number)

             Federated Municipal High Yield Advantage Fund, Inc.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 8/31/06

              Date of Reporting Period: Six months ended 2/28/06
                                        ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund, Inc.

Established 1987

19TH SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2006

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$10.05		$ 9.71		$9.55		$9.73	$9.91		$9.78
Income From Investment Operations:
Net investment income	0.25		0.51		0.55		0.56	0.55	[1]	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.08)		0.37		0.17		(0.18)	(0.19	) [1]	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.17		0.88		0.72		0.38	0.36		0.70
Less Distributions:
Distributions from net investment income	(0.25)		(0.54)		(0.56)		(0.56)	(0.54)		(0.57)
Net Asset Value, End of Period	$ 9.97		$10.05		$9.71		$9.55	$9.73		$9.91
Total Return [2]	1.71	% [3]	9.34%		7.77%		4.06%	3.79%		7.48%

Ratios to Average Net Assets:
Net expenses	0.98	% [4]	1.07%		1.06%		1.07%	1.08%		1.09%
Net investment income	5.10	% [4]	5.20%		5.71%		5.87%	5.68	% [1]	5.69%
Expense waiver/reimbursement [5]	0.10	% [4]	0.00	% [6]	0.00	% [6]	--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$211,408		$193,899		$136,812		$117,435	$111,642		$106,555
Portfolio turnover	14%		18%		22%		25%	35%		30%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.04% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$10.05		$ 9.71		$9.54		$9.73	$9.90		$9.77
Income From Investment Operations:
Net investment income	0.21		0.44		0.48		0.49	0.47	[1]	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.09)		0.37		0.18		(0.19)	(0.17	) [1]	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.81		0.66		0.30	0.30		0.63
Less Distributions:
Total distributions from net investment income	(0.21)		(0.47)		(0.49)		(0.49)	(0.47)		(0.50)
Net Asset Value, End of Period	$ 9.96		$10.05		$9.71		$9.54	$9.73		$9.90
Total Return [2]	1.22	% [3]	8.53%		7.07%		3.18%	3.11%		6.67%

Ratios to Average Net Assets:
Net expenses	1.73	% [4]	1.82%		1.81%		1.82%	1.83%		1.84%
Net investment income	4.34	% [4]	4.46%		4.96%		5.12%	4.94	% [1]	4.94%
Expense waiver/reimbursement [5]	0.10	% [4]	0.00	% [6]	0.00	% [6]	--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,111		$120,901		$120,205		$124,736	$107,348		$91,074
Portfolio turnover	14%		18%		22%		25%	35%		30%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.93% to 4.94%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.04% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$10.05		$ 9.71		$9.54		$9.73	$9.90		$9.77
Income From Investment Operations:
Net investment income	0.22		0.44		0.47		0.48	0.48	[1]	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.09)		0.37		0.19		(0.18)	(0.18	) [1]	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.13		0.81		0.66		0.30	0.30		0.63
Less Distributions:
Distributions from net investment income	(0.21)		(0.47)		(0.49)		(0.49)	(0.47)		(0.50)
Net Asset Value, End of Period	$ 9.97		$10.05		$9.71		$9.54	$9.73		$9.90
Total Return [2]	1.33	% [3]	8.52%		7.07%		3.17%	3.13%		6.66%

Ratios to Average Net Assets:
Net expenses	1.73	% [4]	1.82%		1.81%		1.82%	1.83%		1.84%
Net investment income	4.35	% [4]	4.45%		4.96%		5.12%	4.93	% [1]	4.94%
Expense waiver/reimbursement [5]	0.10	% [4]	0.00	% [6]	0.00	% [6]	--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,678		$42,419		$25,646		$14,083	$10,220		$10,953
Portfolio turnover	14%		18%		22%		25%	35%		30%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.05% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005		2004		2003	2002		2001
Net Asset Value, Beginning of Period	$10.05		$ 9.71		$9.55		$9.73	$9.91		$9.78
Income From Investment Operations:
Net investment income	0.25		0.52		0.55		0.57	0.55	[1]	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.08)		0.36		0.17		(0.19)	(0.19	) [1]	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.17		0.88		0.72		0.38	0.36		0.70
Less Distributions:
Distributions from net investment income	(0.25)		(0.54)		(0.56)		(0.56)	(0.54)		(0.57)
Net Asset Value, End of Period	$ 9.97		$10.05		$9.71		$9.55	$9.73		$9.91
Total Return [2]	1.71	% [3]	9.34%		7.77%		4.06%	3.79%		7.48%

Ratios to Average Net Assets:
Net expenses	0.98	% [4]	1.07%		1.06%		1.07%	1.08%		1.09%
Net investment income	5.09	% [4]	5.21%		5.71%		5.87%	5.68	% [1]	5.69%
Expense waiver/reimbursement [5]	0.10	% [4]	0.00	% [6]	0.00	% [6]	--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$177,338		$177,351		$160,088		$167,097	$183,467		$197,154
Portfolio turnover	14%		18%		22%		25%	35%		30%

1 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.04% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 1,017.10	$4.90
Class B Shares	$1,000	$1,012.20	$8.63
Class C Shares	$1,000	$1,013.30	$8.64
Class F Shares	$1,000	$1,017.10	$4.90
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.93	$4.91
Class B Shares	$1,000	$1,016.22	$8.65
Class C Shares	$1,000	$1,016.22	$8.65
Class F Shares	$1,000	$1,019.93	$4.91

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.98%
Class B Shares	1.73%
Class C Shares	1.73%
Class F Shares	0.98%

Portfolio of Investments Summary Tables

At February 28, 2006, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	9.7%	Aaa	10.1%
AA	3.0%	Aa	2.1%
A	6.5%	A	6.1%
BBB	15.8%	Baa	13.8%
BB	5.6%	Ba	5.3%
B	4.0%	B	0.2%
CCC	0.0%	Caa	1.0%
Not Rated by S&P	53.2%	Not Rated by Moody's	59.2%
Other Assets and Liabilities--Net [2]	2.2%	Other Assets and Liabilities--Net [2]	2.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 45.5% do not have long-term ratings by either of these NRSROs.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--96.0%
		Alabama--0.8%
$2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	$2,015,920
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	2,159,220
		TOTAL	4,175,140
		Alaska--0.2%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	1,361,218
		Arizona--0.3%
500,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln Health Network), 12/1/2037	581,340
1,000,000	[1,2]	Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005), 6.00%, 7/1/2030	1,009,880
		TOTAL	1,591,220
		Arkansas--0.4%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010 @100)/(Original Issue Yield: 7.50%), 2/1/2029	2,262,020
		California--7.4%
1,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	1,013,340
1,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,047,340
2,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management, Inc.), 11/1/2023	2,063,400
3,000,000	[1,2]	California State, Economic Recovery Revenue Bonds Trust Program (Series 929) RITES, 7.08% (California State Fiscal Recovery Fund), 7/1/2013	3,596,880
4,595,000		California State, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2012	4,907,919
1,405,000		California State, UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2011 @100)/(Original Issue Yield: 4.53%), 6/1/2012	1,505,556
2,075,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010 @101)/(Original Issue Yield: 5.75%), 5/1/2030	2,277,561
2,175,000		California State, UT GO Bonds, 5.75%, 5/1/2030	2,359,288
1,285,000	[1,2]	California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	1,347,027
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000	[1,2]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	$1,065,080
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	2,053,540
4,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2003A-3), 7.875%, 6/1/2042	4,813,920
2,825,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	3,182,956
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	903,757
1,000,000		Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	1,042,130
2,000,000		Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds (Series C), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	2,070,940
1,000,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	1,002,060
1,350,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,363,662
349,000		San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	327,481
1,500,000		Southern California Logistics Airport Authority, Tax Allocation Bonds, 5.00% (Radian Asset Assurance INS), 12/1/2035	1,541,295
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	1,060,910
		TOTAL	40,546,042
		Colorado--6.4%
1,500,000		Aspen Grove, CO Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025	1,567,575
2,000,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	2,017,920
1,500,000		Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035	1,490,685
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(United States Treasury PRF 8/15/2011 @100)/(Original Issue Yield: 8.00%), 8/15/2031	1,788,405
970,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2005), 6.50% (Knowledge Quest Academy)/(Original Issue Yield: 6.50%), 5/1/2036	991,233
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(United States Treasury PRF 3/1/2010 @100)/(Original Issue Yield: 7.40%), 3/1/2022	1,100,650
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(United States Treasury PRF 3/1/2010 @100)/(Original Issue Yield: 7.50%), 3/1/2032	568,615
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	1,034,940
760,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel Academy)/(United States Treasury PRF 12/1/2011 @100)/(Original Issue Yield: 7.75%), 12/1/2033	910,792
800,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	883,048
755,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	796,616
4,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 5.05%), 12/1/2035	4,262,707
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034	1,041,920
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	1,097,070
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury PRF 12/1/2010 @101)/(Original Issue Yield:7.62%), 12/1/2019	704,376
2,250,000		Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2021	2,401,470
2,000,000		Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2022	2,128,060
500,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	531,355
1,000,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	1,030,060
1,000,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033	1,117,530
1,770,000		Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.00%, 12/1/2026	1,786,726
2,235,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	2,302,184
1,500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (Original Issue Yield: 7.18%), 12/1/2034	1,638,135
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021	2,148,760
		TOTAL	35,340,832
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Connecticut--0.4%
$1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	$1,189,600
800,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2030	837,744
		TOTAL	2,027,344
		District of Columbia--3.2%
3,120,000	[1,2]	District of Columbia, Residual Interest Tax-Exempt Securities (PA-1343), 7.36187% (AMBAC INS), 6/1/2023	3,499,267
14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/ (AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	14,289,380
		TOTAL	17,788,647
		Florida--6.6%
1,500,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	1,510,140
2,000,000		Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds, 8.00% (Glenridge on Palmer Ranch)/ (Original Issue Yield: 8.125%), 6/1/2032	2,211,400
223,333		Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	223,416
1,000,000	[1,2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012 @102)/(Original Issue Yield: 8.95%), 10/1/2033	1,250,510
825,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	838,266
1,000,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006), 5.375%, 5/1/2036	1,009,440
1,045,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	1,056,317
1,000,000		Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036	1,002,510
1,180,000		Harbor Bay, FL Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	1,197,842
1,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System/ Sunbelt Obligated Group)/(Original Issue Yield: 6.026%), 11/15/2031	1,078,320
1,000,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	1,068,980
235,000		Lee County, FL HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	237,738
2,000,000		Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	2,124,020
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$1,080,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	$1,085,216
940,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	1,008,404
1,000,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	1,101,290
700,000	[1,2]	Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	783,510
500,000		Miami, FL Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125% (Catholic Health East)/(Original Issue Yield: 5.30%), 11/15/2024	517,505
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	1,064,320
980,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	1,060,654
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	641,838
2,000,000	[1,2]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	2,025,700
1,930,000		Paseo Community Development District, FL, Capital Improvement Revenue Bonds (Series 2006), 5.00%, 2/1/2011	1,949,203
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	1,115,200
1,200,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,328,244
2,000,000		St. Johns County, FL IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	2,149,940
725,000		Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	723,891
1,760,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,768,712
500,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	504,600
375,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	381,660
880,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	927,810
1,630,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2025	1,706,023
		TOTAL	36,652,619
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--1.7%
$2,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/ (Original Issue Yield: 7.90%), 12/1/2014	$2,157,460
770,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	796,072
1,000,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series A), 5.15%, 1/1/2035	1,017,700
750,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series B), 5.35%, 1/1/2028	766,800
1,920,000		Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,950,029
1,640,000		Forsyth County, GA Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Escrowed In U.S. Treasuries COL)/(Original Issue Yield: 6.45%), 10/1/2028	2,041,193
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	763,177
		TOTAL	9,492,431
		Hawaii--0.5%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,087,300
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,160,920
455,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/ (Original Issue Yield: 7.20%), 6/1/2020	451,697
		TOTAL	2,699,917
		Idaho--0.4%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	2,009,720
145,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	145,319
		TOTAL	2,155,039
		Illinois--2.9%
625,000		Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005) (Forest City Project)/(Original Issue Yield: 5.90%), 3/1/2027	581,381
1,000,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.00% (FGIC INS), 1/1/2033	1,049,080
25,000		Chicago, IL, Collateralized SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	25,185
4,680,000	[1,2]	Illinois Finance Authority, Residual Interest Tax-Exempt Securities (Series PA-1286), 8.49695% (SwedishAmerican Hospital)/ (AMBAC INS), 11/15/2023	5,234,580
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	1,009,080
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	$1,258,212
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water Tower)/(Original Issue Yield: 6.25%), 5/15/2038	2,025,820
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,533,780
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	1,004,270
2,000,000		Lombard, IL Public Facilities Corp., First Tier Revenue Bonds (Series 2005A-1), 7.125%, 1/1/2036	2,102,200
		TOTAL	15,823,588
		Indiana--1.9%
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	1,001,920
3,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/ (Original Issue Yield: 6.68%), 8/1/2031	3,209,310
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	2,001,360
2,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	2,100,480
1,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	1,012,360
1,355,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,378,482
		TOTAL	10,703,912
		Iowa--0.4%
375,000		Bremer County, IA Retirement Facilities, Retirement Facility Revenue Bonds (Series 2005A), 5.375% (Bartels Lutheran Retirement Community)/ (Original Issue Yield: 5.45%), 11/15/2027	377,366
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/ (Original Issue Yield: 6.40%), 10/1/2022	1,919,250
		TOTAL	2,296,616
		Kansas--0.6%
50,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 6.25% (Farrar Corp. Project), 8/1/2006	49,937
1,625,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	1,620,905
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Kansas--continued
$1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(United States Treasury PRF 5/15/2010 @102)/(Original Issue Yield: 8.25%), 5/15/2030	$1,180,390
480,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Collateralized Home Mortgage Program COL), 6/1/2029	501,096
		TOTAL	3,352,328
		Kentucky--0.8%
2,000,000		Kentucky Economic Development Finance Authority, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	1,984,200
2,000,000		Kentucky Economic Development Finance Authority, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	2,183,340
		TOTAL	4,167,540
		Louisiana--1.3%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, Series A, 5.00% (International Paper Co.), 11/1/2018	992,980
1,980,000	[1,2]	Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	2,090,464
2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	2,002,320
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	2,014,660
		TOTAL	7,100,424
		Maine--0.4%
970,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond, (Series A), 7.50% (Piper Shores)/(United States Treasury PRF 1/1/2009 @100)/(Original Issue Yield: 7.50%), 1/1/2019	1,063,818
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds, (Series A), 7.55% (Piper Shores)/(United States Treasury PRF 1/1/2009 @100)/(Original Issue Yield: 7.55%), 1/1/2029	1,098,050
		TOTAL	2,161,868
		Maryland--0.5%
2,000,000		Maryland State Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	2,155,700
500,000		Maryland State IDFA, Economic Development Revenue Bonds (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	524,015
		TOTAL	2,679,715
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--2.5%
$2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	$2,108,120
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	2,052,760
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	2,403,580
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	1,098,110
500,000	[1,2]	Massachusetts Water Resources Authority, Residual Interest Tax-Exempt Securities (PA 999-R-B), 8.35074%, 8/1/2015	596,790
1,305,000	[1,2]	Massachusetts Water Resources Authority, Residual Interest Tax-Exempt Securities (PA-999-R-A), 8.35074%, 8/1/2014	1,557,622
1,715,000	[1,2]	Massachusetts Water Resources Authority, Residual Interest Tax-Exempt Securities (Series 999-R-C), 8.35074%, 8/1/2019	2,046,990
1,805,000	[1,2]	Massachusetts Water Resources Authority, Residual Interest Tax-Exempt Securities (Series 999-R-D), 8.35074%, 8/1/2020	2,154,412
		TOTAL	14,018,384
		Michigan--1.0%
1,000,000		Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012 @100)/(Original Issue Yield: 6.45%), 4/15/2023	1,123,200
550,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50% (Otsego Memorial Hospital Obligated Group)/ (Original Issue Yield: 6.70%), 1/1/2037	569,288
1,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	1,642,680
500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.07%), 5/15/2037	493,735
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, (Series 2005), 5.625%, 11/1/2035	1,536,975
		TOTAL	5,365,878
		Minnesota--3.8%
4,000,000		Becker, MN, PCR Bonds (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	5,043,240
5,000		Dakota County, MN Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009	5,012
3,000,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 5.25% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2028	3,104,460
550,000		Glencoe, MN Health Care Facilities, Revenue Bonds (Series 2005), 5.00% (Glencoe Regional Health Services), 4/1/2031	550,770
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Minnesota--continued
$2,000,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System, MN), 11/15/2014	$2,177,880
1,000,000	[4]	Minneapolis/St. Paul, MN Airport Commission, Special Facilities Revenue Refunding Bonds (Series 2005A), 7.375% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.75%), 4/1/2025	676,300
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	509,560
4,000,000		St. Paul, MN Housing & Redevelopment Authority, Hospital Facility Revenue Bonds (Series 2005), 6.00% (Health East, Inc.), 11/15/2035	4,327,200
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	1,030,570
2,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	2,007,220
1,500,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(Original Issue Yield: 7.50%), 8/1/2029	1,567,440
		TOTAL	20,999,652
		Mississippi--0.5%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	2,532,025
		Missouri--0.9%
2,445,000	[1]	Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	2,410,770
1,000,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,016,980
1,000,000		St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	1,071,000
500,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	523,400
		TOTAL	5,022,150
		Multi State--1.5%
7,220,000	[1,2]	Merrill Lynch Puttable FLOATs/RITES Trust, Tax Exempt Receipts (Series PPT-33), 10.78177%, 1/1/2032	8,174,773
		Nevada--1.3%
1,000,000		Clark County, NV, Limited Obligation Improvement Bonds (Series 2003), 6.375% (Mountains Edge SID No. 142)/(Original Issue Yield: 6.40%), 8/1/2023	1,039,230
970,000		Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No. 132)/(Original Issue Yield: 6.92%), 2/1/2021	1,010,032
500,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	505,725
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$1,800,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/ (Original Issue Yield: 7.75%), 1/1/2040	$1,883,484
1,300,000	[1,2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	1,350,427
1,000,000	[1,2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	1,031,720
500,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID No. 607), 6/1/2019	517,220
		TOTAL	7,337,838
		New Jersey--3.5%
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue Yield: 7.625%), 11/15/2031	2,170,560
300,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.125% (Seabrook Village)/(Original Issue Yield: 8.30%), 11/15/2018	323,142
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	1,408,037
1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	1,550,868
3,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.50% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	3,278,490
1,000,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.93%), 6/15/2034	1,062,900
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	1,014,760
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	408,604
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	2,185,240
5,000,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (Original Issue Yield: 7.05%), 6/1/2039	5,623,750
		TOTAL	19,026,351
		New Mexico--1.0%
850,000		Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	888,378
2,500,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	2,568,175
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	2,109,780
		TOTAL	5,566,333
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--9.1%
$2,500,000		Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	$2,566,800
115,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	125,813
980,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	1,072,149
5,000,000	[1,2]	Metropolitan Transportation Authority, NY, Residual Interest Tax-Exempt Securities (PA-1042R), 8.34575% (MBIA Insurance Corp. INS), 1/1/2010	5,970,200
500,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/ (Original Issue Yield: 5.92%), 11/1/2011	530,285
6,000,000	[1,2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	6,315,960
2,000,000	[1,2]	New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	2,135,560
400,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	429,196
1,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,633,635
4,000,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	4,389,640
1,500,000	[1,2]	New York City, NY, Residual Interest Tax-Exempt Securities (PA-1349), 8.54548% (MBIA Insurance Corp. INS), 8/1/2018	1,841,160
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	2,152,840
5,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series A), 5.50%, 8/1/2022	5,450,700
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022	1,051,890
4,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series J), 5.00%, 3/1/2025	4,198,160
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2035	312,927
1,075,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	1,092,834
869,921		Schenectady, NY, Bond Anticipation Renewal Notes (Series 2005), 5.25% BANs, 5/26/2006	868,877
5,250,000	[1,2]	Tobacco Settlement Financing Corp., NY, Residual Interest Tax-Exempt Securities (PA-1230), 8.04811% (New York State), 6/1/2016	6,092,835
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Refunding Bonds (Series 2002B), 5.00%, 11/15/2022	1,583,730
		TOTAL	49,815,191
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--1.5%
$2,500,000		Gaston County, NC Industrial Facilities and Pollution Control Financing Authority, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	$2,626,200
1,500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.125% (Pennybyrn at Maryfield), 10/1/2035	1,534,275
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032	526,940
1,910,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/ (Original Issue Yield: 7.625%), 11/1/2029	1,974,023
1,200,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,282,752
500,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	497,625
		TOTAL	8,441,815
		Ohio--2.2%
1,500,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	1,624,320
500,000		Franklin County, OH Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/ (Original Issue Yield: 7.35%), 7/1/2029	556,170
2,500,000	[1,2]	Lorain County, OH, Residual Interest Tax-Exempt Securities (PA-894R-A), 8.59575% (Catholic Healthcare Partners), 10/1/2012	2,944,700
2,500,000	[1,2]	Lorain County, OH, Residual Interest Tax-Exempt Securities (PA-894R-B), 8.59575% (Catholic Healthcare Partners), 10/1/2013	2,927,650
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	1,540,560
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,519,455
450,000	[1,2]	Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.40% (Cincinnati Mills), 2/15/2034	485,033
375,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	401,831
		TOTAL	11,999,719
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--1.2%
$4,300,000		Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	$4,370,692
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	1,000,400
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	1,009,720
		TOTAL	6,380,812
		Oregon--1.4%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series 2005), 5.125% (Willamette Falls Hospital), 4/1/2026	1,000,310
2,960,000	[1,2]	Multnomah County, OR Hospital Facilities Authority, Residual Interest Tax-Exempt Securities (PA-1267A), 7.83041% (Providence Health System), 4/1/2012	3,436,560
2,040,000	[1,2]	Multnomah County, OR Hospital Facilities Authority, Residual Interest Tax-Exempt Securities (PA-1267B), 8.33041% (Providence Health System), 4/1/2012	2,446,858
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(Original Issue Yield: 7.125%), 12/1/2034	1,095,500
		TOTAL	7,979,228
		Pennsylvania--9.0%
1,330,000		Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	1,333,830
4,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	5,352,525
620,000		Allegheny County, PA HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	382,596
2,000,000	[1,2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	1,982,120
1,120,000		Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	1,161,362
865,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	896,244
1,345,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/(Original Issue Yield: 6.75%), 9/1/2031	1,423,118
1,000,000		Bucks County, PA IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	1,019,200
600,000		Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice, Inc.), 1/1/2035	621,348
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	$1,557,900
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018	2,134,180
555,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/ (Original Issue Yield: 7.50%), 1/1/2035	607,486
1,445,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013 @101)/(Original Issue Yield: 7.50%), 1/1/2035	1,752,958
1,000,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Village Project)/(Original Issue Yield: 7.84%), 5/1/2031	1,090,030
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/ (Original Issue Yield: 7.75%), 11/15/2031	1,029,560
2,000,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009 @102)/(Original Issue Yield: 7.50%), 12/1/2030	2,274,680
1,000,000		Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/ (Original Issue Yield: 6.375%), 2/1/2035	1,050,130
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	528,600
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2003A), 6.75% (Reliant Energy, Inc.), 12/1/2036	1,065,640
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	2,132,340
3,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	3,499,720
900,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College)/(United States Treasury PRF 5/15/2006 @102)/(Original Issue Yield: 7.15%), 5/15/2015	924,696
900,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	917,199
1,000,000		Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2024	1,040,670
10,995,000		Philadelphia, PA Gas Works, Revenue Bonds (Series A-1), 5.00% (FSA INS), 9/1/2033	11,451,073
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011 @100)/(Original Issue Yield: 7.35%), 9/1/2031	$1,738,530
500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2026	514,340
		TOTAL	49,482,075
		Puerto Rico--0.3%
9,000,000	[1,2]	Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original Issue Yield: 6.50%), 5/15/2050	573,930
1,000,000	[1,2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 8.33808% (AMBAC INS), 1/1/2011	1,247,100
		TOTAL	1,821,030
		Rhode Island--0.2%
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/ (United States Treasury PRF 8/15/2012 @100)/(Original Issue Yield: 6.70%), 8/15/2032	1,159,960
		South Carolina--1.4%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	1,141,260
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	1,509,439
825,000		Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	837,210
1,500,000		South Carolina, EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	1,461,300
1,500,000		South Carolina, EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375% (Palmetto Health Alliance)/(United States Treasury PRF 12/15/2010 @102)/(Original Issue Yield: 7.55%), 12/15/2021	1,770,570
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	1,077,210
		TOTAL	7,796,989
		South Dakota--0.4%
2,000,000		Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), 12/1/2035	2,090,340
		Tennessee--2.9%
3,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	3,573,090
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036	2,100,460
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$1,000,000		Johnson City, TN Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series 2004A), 6.25% (Appalachian Christian Village)/(Original Issue Yield: 6.43%), 2/15/2032	$1,036,080
1,000,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	1,066,060
2,100,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(United States Treasury PRF 4/1/2006 @102)/(Original Issue Yield: 8.50%), 4/1/2012	2,147,838
5,000,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(United States Treasury PRF 4/1/2006 @102)/(Original Issue Yield: 8.875%), 4/1/2024	5,122,400
375,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	414,923
625,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012 @101)/(Original Issue Yield: 6.45%), 9/1/2022	714,456
		TOTAL	16,175,307
		Texas--5.7%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	2,041,580
800,000		Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/ (Original Issue Yield: 7.25%), 11/15/2033	869,272
1,000,000		Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	1,056,610
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1994A), 5.40% (TXU Energy Company LLC), 5/1/2029	1,005,910
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Company LLC), Mandatory Tender 4/1/2013	1,125,120
715,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy Company LLC)/(Original Issue Yield: 6.77%), 10/1/2038	792,613
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy Company LLC), 4/1/2033	1,170,900
2,380,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy Company LLC), Mandatory Tender 11/1/2011	2,526,751
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (Centerpoint Energy Houston Electric), 12/1/2018	1,091,740
4,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	4,350,280
1,500,000		El Paso, TX HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	1,658,100
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$500,000		Gulf Coast, TX Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	$540,450
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	1,020,850
1,000,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior Living Community)/(Original Issue Yield: 7.20%), 2/15/2034	1,099,530
2,000,000		Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	2,044,380
1,125,000		Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds (Series 2005), 5.625% (Christian Care Centers, Inc.), 2/15/2035	1,163,025
1,000,000		Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.)/(United States Treasury PRF 2/15/2010 @101)/(Original Issue Yield: 7.75%), 2/15/2028	1,148,710
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	2,150,500
250,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	260,943
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	1,008,180
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	964,570
2,000,000	[5]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	301,860
1,485,000	[6]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	296,391
1,000,000		Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	1,098,660
535,000		Travis County, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 5.65% (Querencia at Barton Creek)/(Original Issue Yield: 5.80%), 11/15/2035	527,071
		TOTAL	31,313,996
		Virginia--3.0%
675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	748,292
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	1,116,420
2,000,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	2,135,000
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--continued
$1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/ (Original Issue Yield: 7.625%), 12/1/2032	$1,671,600
7,500,000		Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (Original Issue Yield: 5.75%), 8/15/2017	3,977,550
16,000,000		Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (Original Issue Yield: 5.90%), 8/15/2029	4,182,080
2,850,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%), 6/1/2037	2,923,103
		TOTAL	16,754,045
		Washington--0.8%
1,000,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds, 6.00% (Skagit Valley Hospital)/(Original Issue Yield: 6.25%), 12/1/2023	1,082,940
250,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	258,563
2,475,000	[1,2]	Washington State, Drivers (Series 1073), 9.5143% (FSA INS), 7/1/2013	3,034,152
		TOTAL	4,375,655
		West Virginia--0.2%
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,037,700
		Wisconsin--2.9%
750,000		Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035	754,898
1,000,000		Racine, WI Solid Waste Disposal, Revenue Bonds, 3.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2009	971,990
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	1,252,163
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012 @100)/(Original Issue Yield: 7.38%), 5/1/2026	1,179,200
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012 @100)/(Original Issue Yield: 7.50%), 5/1/2032	1,043,645
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	1,429,400
750,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original Issue Yield: 6.32%), 4/1/2034	765,195
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	$1,085,770
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	2,000,280
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	1,249,963
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	525,090
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,722,649
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 1998), 5.75% (Attic Angel Obligated Group)/(United States Treasury PRF 11/17/2008 @102)/ (Original Issue Yield: 6.00%), 11/15/2027	1,066,620
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034	1,037,790
		TOTAL	16,084,653
		Wyoming--0.7%
2,000,000		Sweetwater County, WY, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC Corp.), 12/1/2035	2,062,760
1,500,000		Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	1,593,120
		TOTAL	3,655,880
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $503,633,503)	528,786,239
		SHORT-TERM MUNICIPALS--0.9% [7]
		Alabama--0.1%
700,000		Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.), 3.000%, 3/1/2006	700,000
		Alaska--0.2%
900,000		Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.000%, 3/1/2006	900,000
		California--0.1%
300,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ), 3.120%, 3/2/2006	300,000
		North Carolina--0.1%
800,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 3.170%, 3/2/2006	800,000
		Tennessee--0.4%
2,000,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.010%, 3/1/2006	2,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,700,000)	4,700,000
Principal Amount			Value
		OTHER--0.9%
$1,500,000	[1,2]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	$1,691,160
1,000,000	[1,2]	GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040	1,015,890
2,000,000	[1,2]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	2,262,800
		TOTAL OTHER (IDENTIFIED COST $4,500,000)	4,969,850
		TOTAL INVESTMENTS--97.8% (IDENTIFIED COST $512,833,503) [8]	538,456,089
		OTHER ASSETS AND LIABILITIES - NET--2.2%	12,078,412
		TOTAL NET ASSETS--100%	$550,534,501

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.1% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $87,630,070 which represents 15.9% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At February 28, 2006, these securities amounted to $85,219,300 which represents 15.5% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

4 Only a partial distribution of interest was made from the issuer to the Fund on the last scheduled semi-annual interest payment date of October 1, 2005.

5 The issuer failed to distribute to the Fund its scheduled semi-annual principal and interest payment on March 1, 2006.

6 Non-income producing security.

7 Current rate and next reset date shown for Variable Rate Demand Notes.

8 The cost of investments for federal tax purposes amounts to $512,601,377.

At February 28, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Notes 10 Year Futures [6]	(200)	$(21,600,000)	March 2006	$127,295

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FLOATs	--Puttable Floating Option Tax- Exempt Receipts
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities Receipts
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $512,833,503)		$538,456,089
Cash		2,122,535
Income receivable		8,776,432
Receivable for investments sold		1,065,000
Receivable for shares sold		1,979,056
TOTAL ASSETS		552,399,112
Liabilities:
Payable for investments purchased	$825,000
Payable for shares redeemed	704,960
Payable for daily variation margin	62,500
Payable for distribution services fee (Note 5)	92,703
Payable for shareholder services fee (Note 5)	104,512
Accrued expenses	74,936
TOTAL LIABILITIES		1,864,611
Net assets for 55,235,044 shares outstanding		$550,534,501
Net Assets Consist of:
Paid-in capital		$575,232,431
Net unrealized appreciation of investments and futures contracts		25,749,881
Accumulated net realized loss on investments, futures contracts and swap contracts		(50,824,464)
Undistributed net investment income		376,653
TOTAL NET ASSETS		$550,534,501
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($211,407,541 ÷ 21,208,229 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.97
Offering price per share (100/95.50 of $9.97) [1]		$10.44
Redemption proceeds per share		$9.97
Class B Shares:
Net asset value per share ($114,110,630 ÷ 11,452,175 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.96
Offering price per share		$9.96
Redemption proceeds per share (94.50/100 of $9.96) [1]		$9.41
Class C Shares:
Net asset value per share ($47,678,415 ÷ 4,784,405 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.97
Offering price per share (100/99.00 of $9.97) [1]		$10.07
Redemption proceeds per share (99.00/100 of $9.97) [1]		$9.87
Class F Shares:
Net asset value per share ($177,337,915 ÷ 17,790,235 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.97
Offering price per share (100/99.00 of $9.97) [1]		$10.07
Redemption proceeds per share (99.00/100 of $9.97) [1]		$9.87

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2006 (unaudited)

Investment Income:
Interest			$16,180,729
Expenses:
Investment adviser fee (Note 5)		$1,598,754
Administrative personnel and services fee (Note 5)		212,284
Custodian fees		14,059
Transfer and dividend disbursing agent fees and expenses		157,442
Directors'/Trustees' fees		7,177
Auditing fees		10,610
Legal fees		3,678
Portfolio accounting fees		82,707
Distribution services fee--Class B Shares (Note 5)		432,844
Distribution services fee--Class C Shares (Note 5)		167,031
Shareholder services fee--Class A Shares (Note 5)		248,370
Shareholder services fee--Class B Shares (Note 5)		144,281
Shareholder services fee--Class C Shares (Note 5)		55,677
Shareholder services fee--Class F Shares (Note 5)		216,950
Share registration costs		46,990
Printing and postage		27,833
Insurance premiums		5,194
Taxes		19,504
Miscellaneous		6,729
TOTAL EXPENSES		3,458,114
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(9,242)
Reimbursement of other operating expenses	(243,498)
TOTAL WAIVER AND REIMBURSEMENT		(252,740)
Net expenses			3,205,374
Net investment income			12,975,355
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,912,407)
Net realized gain on futures contracts			291,576
Net change in unrealized appreciation of investments			(3,285,476)
Net change in unrealized appreciation of futures contracts			275,551
Net realized and unrealized gain (loss) on investments and futures contracts			(4,630,756)
Change in net assets resulting from operations			$8,344,599

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2006	Year Ended 8/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,975,355	$23,961,142
Net realized loss on investments and futures contracts	(1,620,831)	(464,230)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(3,009,925)	18,425,118
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,344,599	41,922,030
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,995,974)	(8,741,402)
Class B Shares	(2,467,805)	(5,660,776)
Class C Shares	(946,036)	(1,575,388)
Class F Shares	(4,373,270)	(9,124,639)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,783,085)	(25,102,205)
Share Transactions:
Proceeds from sale of shares	62,824,936	133,745,722
Net asset value of shares issued to shareholders in payment of distributions declared	8,501,193	14,991,894
Cost of shares redeemed	(50,923,096)	(73,737,960)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,403,033	74,999,656
Change in net assets	15,964,547	91,819,481
Net Assets:
Beginning of period	534,569,954	442,750,473
End of period (including undistributed net investment income of $376,653 and $184,383, respectively)	$550,534,501	$534,569,954

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2006 (unaudited)

1. ORGANIZATION

Federated Municipal High Yield Advantage Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The investment objective of the Fund is to provide a high level of current income which is generally exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for these securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2006, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended February 28, 2006, the Fund had net realized gains on futures contracts of $291,576.

Future contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at February 28, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$1,969,900
California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	6/7/1999	$1,285,000
California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	7/13/2001	$1,000,000
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012 @102)/(Original Issue Yield: 8.95%), 10/1/2033	5/9/2003	$1,000,000
Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original Issue Yield: 6.50%), 5/15/2050	7/15/2005	$ 541,890
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	12/23/2004	$1,279,850
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	12/9/2004	$ 986,780
Kansas City, MO, IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	7/27/1999	$2,445,000
Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	8/30/2000	$1,953,424
Miami Beach, FL, Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	4/26/2004	$ 675,248
New York City, NY, IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$6,000,000
New York City, NY, IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$2,000,000
New York City, NY, Residual Interest Tax-Exempt Securities (PA-1349), 8.54548% (MBIA Insurance Corp. INS), 8/1/2018	2/6/2006	$1,776,555
Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	12/5/2005	$2,000,000
Security	Acquisition Date	Acquisition Cost
Port of Greater Cincinnati, OH, Development Authority, Special Assessment Revenue Bonds, 6.40% (Cincinnati Mills), 2/15/2034	2/11/2004	$ 450,000
Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 8.33808% (AMBAC INS), 1/1/2011	3/3/1998	$1,158,780
Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005), 6.00%, 7/1/2030	12/21/2005	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,739,283	$37,055,997	6,822,549	$67,441,835
Shares issued to shareholders in payment of distributions declared	380,710	3,764,692	650,139	6,396,061
Shares redeemed	(2,197,086)	(21,761,528)	(2,273,605)	(22,416,797)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,922,907	$19,059,161	5,199,083	$51,421,099

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	611,172	$6,053,553	2,062,859	$20,380,095
Shares issued to shareholders in payment of distributions declared	151,787	1,501,075	299,211	2,940,775
Shares redeemed	(1,341,908)	(13,287,490)	(2,714,177)	(26,776,320)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(578,949)	$(5,732,862)	(352,107)	$(3,455,450)

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,070,286	10,594,855	1,981,610	$19,566,807
Shares issued to shareholders in payment of distributions declared	64,139	634,213	102,826	1,011,870
Shares redeemed	(570,772)	(5,651,552)	(505,502)	(4,988,610)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	563,653	5,577,516	1,578,934	$15,590,067

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	920,574	$9,120,531	2,668,509	$26,356,985
Shares issued to shareholders in payment of distributions declared	263,050	2,601,213	472,187	4,643,188
Shares redeemed	(1,032,670)	(10,222,526)	(1,984,471)	(19,556,233)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	150,954	$1,499,218	1,156,225	$11,443,940
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,058,565	$20,403,033	7,582,135	$74,999,656

4. FEDERAL TAX INFORMATION

At February 28, 2006, the cost of investments for federal tax purposes was $512,601,377. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $25,854,712. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,554,319 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,699,607.

At August 31, 2005, the Fund had a capital loss carryforward of $49,555,161, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$24,259,223
2009	$ 4,968,940
2010	$ 3,907,651
2011	$ 5,101,855
2012	$ 3,341,471
2013	$ 7,976,021

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.3233% effective January 1, 2006 and may not be increased until after December 31, 2010.

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $243,498 for the six months ended February 28, 2006, which relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Share Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2006, FSC retained $70,791 of fees paid by the Fund. For the six months ended February 28, 2006, the Fund's Class A and Class F Shares did not incur a distribution services fee.

Sales Charges

For the six months ended February 28, 2006, FSC retained $99,786 in sales charges from the sale of Class A Shares. FSC also retained $3,760 of contingent deferred sales charges relating to redemptions of Class A Shares, $6,207 relating to redemptions of Class C Shares, and $4,423 relating to redemption of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund will pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $97,740,000 and $95,370,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT RISK

The Fund has 44.5% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2006, were as follows:

Purchases	$93,676,398
Sales	$73,958,948

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

8040407 (4/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal High Yield Advantage Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)
Date        April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        April 21, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006